SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Estimated Useful Life of Assets

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Costs include the purchase price and the directly attributable costs required to bring the asset to the condition necessary for the asset to be capable of operating in the manner intended by management. When components of an item of property, plant and equipment have different useful lives, they are accounted for as separate items of property, plant and equipment and depreciated accordingly. The cost of replacing or repairing a component of an item is recognized in the carrying amount of the item if it is probable that future economic benefits will occur and the cost can be measured reliably. The costs of routine maintenance are recognized in profit or loss as incurred. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets as follows:

Leasehold improvements	term of the lease
Computer equipment and software	3 years
Furniture and fixtures	3 years
Machinery and equipment	3 years